Term Debt (Detail Textuals 1)	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 BDC term loan	Dec. 31, 2013 BDC term loan	Sep. 30, 2014 BDC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex [Member] BDC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex [Member] BDC term loan Term credit facility CAD	Dec. 31, 2013 Apex [Member] BDC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex [Member] BDC term loan Term credit facility USD ($)
Debt Instrument [Line Items]
Aggregate amount of credit facility						$ 1,632,000	1,700,000
Interest rate						12.50%	12.50%
Maturity date						Jun. 23, 2016	Jun. 23, 2016
Debt instrument interest extention period						1 year	1 year
Line of credit facility extension fee percentage						2.00%	2.00%
Line of credit facility additional periodic interest payment							20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan						50.00%	50.00%
Maximum annual cash flow sweep							425,000
Estimated amount of term loan under mandatory repayments						0		0
Financing costs paid	119,000	270,000				70,000			70,000
Terms of the BDC loan agreement, description			The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or(b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Term Loan,	The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,
Deferred finance costs					15,000	35,000		22,000	35,000
Note discount					$ 15,000	$ 35,000		$ 22,000	$ 35,000
Percentage of value of company and acquiree paid as bonus on fulfillment of terms			2.00%	2.00%
Term loan and financial covenant, Description			On August 22, 2013, the BDC Term Loan was amended and certain financial covenants were modified. Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end. The Company was in compliance with all of our BDC financial covenants as of December 31, 2013.
On August 22, 2013, the BDC Term Loan was amended and certain financial covenants were modified.  Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end.